Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Consolidated Balance Sheets
Accounts receivable, allowances for doubtful accounts and billing adjustments	$ 5,900	$ 4,800
Other intangible assets, accumulated amortization	600,888	420,607
Intangible assets - computer software, accumulated amortization	849,283	757,394
Property and equipment, accumulated depreciation and amortization	521,084	480,690
Contract acquisition costs, accumulated amortization	$ 342,700	$ 309,700
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, authorized (in shares)	600,000,000	600,000,000
Common stock, issued (in shares)	202,765,000	202,765,000
Common stock, outstanding (in shares)	180,903,000	183,451,000
Treasury stock (in shares)	21,862,000	19,314,000